Acquisitions (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Summary of revenue and net loss attributable to acquisitions [Abstract]
Revenue	$ 466,403	$ 258,064
Net Income (loss)	(26,969,115)	(5,289,610)
Car Charging Group, Inc. [Member]
Summary of revenue and net loss attributable to acquisitions [Abstract]
Revenue	154,385
Net Income (loss)	(19,265,774)
Pro forma Revenues	154,385	258,064
Pro forma Net (Loss)	(19,265,774)	(5,289,610)
Beam Charging LLC
Summary of revenue and net loss attributable to acquisitions [Abstract]
Revenue	56,902
Net Income (loss)	1,592,859
Pro forma Revenues	57,662	777
Pro forma Net (Loss)	(1,629,770)	(206,458)
350Green LLC [Member]
Summary of revenue and net loss attributable to acquisitions [Abstract]
Revenue	50,795
Net Income (loss)	(1,487,198)
Pro forma Revenues	190,907	531,179
Pro forma Net (Loss)	(1,981,547)	(2,513,075)
Blink Network LLC [Member]
Summary of revenue and net loss attributable to acquisitions [Abstract]
Revenue	204,321
Net Income (loss)	(1,791,454)
Pro forma Revenues	24,272,000	42,815,000
Pro forma Net (Loss)	(18,719,000)	(1,525,000)
Total [Member]
Summary of revenue and net loss attributable to acquisitions [Abstract]
Revenue	466,403
Net Income (loss)	(24,137,285)
Pro forma Revenues	24,674,954	43,605,020
Pro forma Net (Loss)	$ (41,596,091)	$ (9,534,143)